FEDERATED HIGH YIELD TRUST

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

February 23, 2016

EDGAR Operations Branch

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-4720

RE: FEDERATED HIGH YIELD TRUST (the “Trust”)

Federated Equity Advantage Fund (the “Fund”)

Class A Shares

Institutional Shares

1933 Act File No. 2-91091

1940 Act File No. 811-4018

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust, with respect to the Fund, hereby certifies that the definitive forms of Prospectus and Statement of Additional Information dated February 22, 2016, that would have been filed under Rule 497(c), do not differ from the forms of Prospectus and Statement of Additional Information contained in the most recent Registration Statement for the Trust. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective Amendment No. 53 on February 22, 2016.

If you have any questions regarding this certification, please contact me at (412) 288-1474.

Very truly yours,

/s/ George F. Magera

George F. Magera

Assistant Secretary